Others, net - Narratives (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥) item
Others, net
Gains on derivatives	¥ 6,926
Foreign currency forward contracts
Others, net
Number of derivative contracts entered | item	2
Gains on derivatives	¥ 6,926
Cash receipt	¥ 6,926